Common Stock Options (Details Narrative) - USD ($)												9 Months Ended
	Mar. 01, 2017	Jan. 08, 2017	Jul. 02, 2016	Jun. 02, 2016	Apr. 11, 2016	Mar. 28, 2016	Mar. 08, 2016	Jan. 30, 2016	Feb. 28, 2015	Jan. 15, 2015	Jan. 02, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair value of warrants							$ 7,400					$ 475,016	$ 167
Number of options expired	1,200,000	1,150,000
Strike price	$ 0.08	$ 0.08				$ 0.06	$ 0.06	$ 0.07		$ 0.15	$ 0.08
Weighted Average Exercise Price, Options Exercisable														$ 0.06	$ 0.05
Options [Member]
Issuance of warrants to purchase of common stock				5,000,000
Common stock, exercisable price per share				$ 0.01
Promissory note repaid during the period				28 days
Volatility rate				227.00%
Fair value of warrants				$ 432
Number of options expired			5,000,000		500,000				450,000
Strike price			$ 0.01		$ 0.05				$ 0.08
Options One [Member]
Issuance of warrants to purchase of common stock				3,000,000
Common stock, exercisable price per share				$ 0.08
Promissory note repaid during the period				24 months
Volatility rate				227.00%
Fair value of warrants				$ 6,564